As filed with the Securities and Exchange Commission on September 13, 2024.

RegistrationNos. 333-261004
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 6	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 631 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depositor’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on September 13, 2024, pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated September 13, 2024 to the Statutory Prospectus dated May 1, 2024 and Initial Summary Prospectus dated September 13, 2024 for the

Pacific Choice 2 individual flexible premium deferred variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Pacific Choice 2 variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectus or by calling us at (800) 748-6907 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by typing the variable annuity product name “Pacific Choice 2,” as applicable under EDGAR Search Tools - Variable Insurance Products.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge and Protected Amount Percentages for the Protected Investment Benefit (5 Year and 7 Year Options) optional riders in effect on or after the date below. For complete information about the Protected Investment Benefit (5 Year and 7 Year Options), see the Prospectus.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement)* signed on or after October 1, 2024.

* If your Contract and Rider purchase is through a replacement that involves Regulation 60, the application sign date is not used to determine percentage rates. In this situation, all references to “application” in this supplement refer to the Regulation 60 Authorization to Release Information form.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com or call us at (800) 748-6907 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	1.00%[1,2]	1.10%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.20%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,627.34	Highest Annual Cost: $3,591.59
	Assumes:	Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3	As a percentage of Fund assets.

4	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

* If your Contract and Rider purchase is through a replacement that involves Regulation 60, the application sign date is not used to determine percentage rates. In this situation, all references to “application” in this supplement refer to the Regulation 60 Authorization to Release Information form.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com or call us at (800) 748-6907 to confirm the most current percentages.

The current Annual Charges are the following:

Rider Name	Annual Charge Percentage
Protected Investment Benefit (5 Year Option)	1.20%
Protected Investment Benefit (7 Year Option)	1.20%

The current Protected Amount Percentages are the following:

Rider Name	Protected Amount Percentage
Protected Investment Benefit (5 Year Option)	90%
Protected Investment Benefit (7 Year Option)	100%

In order for you to receive the percentages reflected above, your application (or Regulation 60 paperwork if a replacement) must be signed on or after the date referenced above, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 90 calendar days after the application (or Regulation 60 paperwork if a replacement) sign date. Once the rider is issued, your percentages will not change as long as you own the rider.

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

●	If any Protected Amount Percentage increased, you will receive the higher percentages in effect on the issue date.

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Protected Amount Percentage decreased, or the Annual Charge Percentage increased, you will receive the Protected Amount Percentage and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you. If you repurchase a Rider at the end of a term, you will receive the Rider features in effect on the Contract Anniversary Date. You can speak with your financial professional or call us at (800) 748-6907 to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 748-6907 prior to submitting your paperwork if you have any questions.

Form No. NYPC2RS0924

Supplement dated September 13, 2024, to the Statutory Prospectus dated May 1, 2024,

for the Pacific Choice 2 variable annuity contract issued by Pacific Life & Annuity Company.

The purpose of this supplement is to inform you of two new optional living benefit riders that will be offered starting October 1, 2024, subject to availability. This supplement must be preceded or accompanied by the Statutory Prospectus for your Contract as applicable, as supplemented. All information in your Prospectus dated May 1, 2024, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Statutory Prospectus unless otherwise defined herein. "We," "us," or "our" refer to Pacific Life & Annuity Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting Pacific Life at (800) 748-6907, or online at www.PacificLife.com. Please retain it for future reference.

The IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT section is amended effective October 1, 2024, as follows:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $7,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Deductions - Withdrawal Charge
Transaction Charges	Taking a loan, where allowable, will result in loan interest charges. There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).			Optional Benefit Expenses Contract Features and Loans Additional Information – Loans and Qualified Contacts
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Deductions Appendix: Funds Available Under the Contract
	ANNUAL FEES	MINIMUM	MAXIMUM	Charges, Fees and Deductions – Optional Living Benefit Rider Charges Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge
	1. Base Contract	1.00%[1,2]	1.10%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	See Rate Sheet Supplement%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Lowest Annual Cost: $1,627.34	Highest Annual Cost: See Rate Sheet Supplement

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Most expensive combination of base  Contract, optional benefits, and Fund  fees and expenses

●       No sales charges

●       No additional purchase payments,  transfers, or withdrawals

●       No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3	As a percentage of Fund assets.

4	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

The Optional Benefits column of the Restrictions section is amended to include the following:

Optional Benefits

The Protected Investment Benefit Rider restricts the Investment Options that you may select under the Contract. We may change these investment restrictions in the future.

Certain withdrawals will reduce the value of the optional benefits by an amount greater than the dollar amount withdrawn.

We may stop offering the Protected Investment Benefit and/or an optional death benefit for new purchasers at any time.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase benefit amounts or your Contract Value through additional Purchase Payments.

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may have only one loan outstanding at any time. The minimum loan amount is $1,000, subject to certain state limitations. The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan. The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. Therefore, the net amount of interest you will pay on your loan will be 2% annually. Taking a loan may have tax consequences. Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Death Benefits Death Benefit Riders Optional Living Benefit Riders Withdrawals Loans Appendix: Funds Available Under the Contract

The OVERVIEW section is amended as follows:

The Contract Features section is amended to include the following:

Living Benefits. You may purchase a guaranteed minimum accumulation benefit rider, for an additional cost. The guaranteed minimum accumulation benefit riders focus on providing principal protection, if certain conditions are met. The riders that are currently available are:

●	Protected Investment Benefit – 5 Year

●	Protected Investment Benefit – 7 Year

For more information, restrictions, and when you may purchase available living benefit riders, see the APPENDIX: BENEFITS AVAILABLE UNDER THE CONTRACT and Optional Living Benefit Riders section.

The Optional Benefit Expenses subsection in the Annual Contract Expenses section is hereby amended to include the following:

Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)

Protected Investment Benefit (5 Year Option)*	2.50%
Protected Investment Benefit (7 Year Option)*	2.50%

* The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,188	$22,975	$31,842	$57,506

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,188	$17,575	$29,142	$57,506

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,888	$17,575	$29,142	$57,506

The Benefits Available under the Contract section is amended to include the following:

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.	5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount	● Not available to all Contract Owners. ● You may have only one loan outstanding at any time. ● The minimum loan amount is $1,000, subject to certain state limitations.

held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

●  The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

●  Taking a loan while the Protected Investment Benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Protected Investment Benefit (5 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 5-year term.	2.50% (as a percentage of Charge Base)

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 5 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation   requirements which limit    the number of    allowable Funds.

●  There is a chance that at the end of a term, no additional    amount will be added to the Contract Value.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (7 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 7-year term.	2.50% (as a percentage of Charge Base)

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 7 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation requirements which limit the number of allowable Funds.

●  There is a chance at the end of a term, no additional amount will be added to the Contract Value.

●  Benefit and benefit charges terminate upon annuitization.

The YOUR INVESMENT OPTIONS section is amended to include the following:

However, if you choose an optional living benefit rider, you will be restricted to the Investment Options made available under each rider. See the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT- Living Benefit Investment Allocation Requirements.

The Your Fixed Option subsection of the YOUR INVESMENT OPTIONS section is amended to include the following:

You may also use the DCA Plus program, which invests in the DCA Plus Fixed Option, to transfer amounts to the allowable Investment Options to qualify for certain living benefit riders offered under your Contract. See APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT - Living Benefit Investment Allocation Requirements and THE GENERAL ACCOUNT. Amounts you allocate to this option, and your earnings credited are held in our General Account. For more detailed information about this option, see THE GENERAL ACCOUNT.

The Choosing Your Investment Options subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is amended to include the following:

If you purchased an optional living benefit rider, you must allocate your entire Contract Value to the allowable Investment Options made available for these riders. You may also use the DCA Plus program to transfer amounts to Allowable Investment Options.

The Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is amended to include the following:

If you purchased an optional living benefit rider, you may only transfer your Account Value to an allowable Investment Option made available for the riders or your rider will terminate. See the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT – Living Benefit Investment Allocation Requirements.

The CHARGES, FEES AND DEDUCTIONS section is amended to include the following subsection:

Optional Rider Charges

The following disclosure applies to the Protected Investment Benefit (5 Year Option and 7 Year Option) Riders.

If you purchase an optional rider listed in the table below, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and on the next Quarterly Rider Anniversary after the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary. Once the Rider is issued, your annual charge will not change as long as you own the Rider. You will find the current annual charge percentage in the Rate Sheet Prospectus Supplement applicable to your Contract.

As provided below, if your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates. We will waive the charge for the quarter in which full annuitization of the Contract occurs and the annual charge will no longer be deducted.

If your Rider terminates when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full surrender during a Contract Year, we will deduct the charge from the final payment made to you.

Annual Charge Percentage Table

Optional Living Benefit Rider[1]	Maximum Annual Charge Percentage Under the Rider	Current Annual Charge Percentage Under the Rider	To determine the amount to be deducted,the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Protected Investment Benefit (5 Year Option)	2.50%	See Rate Sheet Supplement	Charge Base[2]	Quarterly Rider Anniversary
Protected Investment Benefit (7 Year Option)	2.50%	See Rate Sheet Supplement	Charge Base[2]	Quarterly Rider Anniversary

1    The table above reflects the maximum annual charge percentages for each applicable rider. Your actual current annual charge percentage could be higher or lower than what is stated above. To confirm which annual charge percentage applies to your rider, speak with your financial professional or call us at (800) 748-6907 to confirm the current rider charges that apply to you.

2    The Charge Base is the Contract Value at the start of a Term, plus any subsequent Purchase Payments received (applicable during the first year of a Term), less an adjustment for withdrawals (on a pro rata basis) made during the Term. The Contract Value on the Contract Date is equal to the initial Purchase Payment.

The Withdrawals section is amended to read:

Negative Impact on Benefit Values

If you elect an optional death benefit rider or the Protected Investment Benefit Rider, taking a withdrawal may reduce the benefits provided by more than the amount withdrawn.

The OPTIONAL LIVING BENEFIT RIDERS section is amended to read:

OPTIONAL LIVING BENEFIT RIDERS

General Information

The only living benefit we currently offer is the Protected Investment Benefit Rider.

Optional riders are subject to availability (including state availability) and may be discontinued for purchase at any time. If we decide to discontinue offering an optional rider, we will amend this Prospectus. Before purchasing any optional rider, make sure you understand all of the terms and conditions and consult with your financial professional for advice on whether an optional rider is appropriate for you. We reserve the right to only allow the purchase of an optional living benefit rider at

Contract issue and will give prior written notice and amend the prospectus to reflect such a change. Your election to purchase an optional rider must be received In Proper Form.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any rider, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own, and you will not be able to increase your Contract Value or increase any protected amounts under your optional living benefit rider by making additional Purchase Payments into your Contract. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders (for example, changes in current economic factors or general market conditions). If we decide to no longer accept Purchase Payments, we will provide at least 30 calendar days advance written notice. See the Subsequent Purchase Payments subsection of the riders for additional information. Even if we do not stop accepting Purchase Payments, in no event will the benefit under the Protected Investment Benefit Rider cover any Purchase Payments made after the first year.

Living benefit riders available through this Contract, for an additional cost, are categorized as guaranteed minimum accumulation benefit riders. The following is a list of riders currently available:

Guaranteed Minimum Accumulation Benefit

●	Protected Investment Benefit (5-Year Option)

●	Protected Investment Benefit (7-Year Option)

The guaranteed minimum accumulation benefit riders focus on providing a level of protection against declines in Contract Value for a specified period of time, if certain conditions are met. If your Contract Value is less than the Protected Amount at the end of the applicable term, we will make up the difference by making a one-time addition to your Contract Value. If the Contract Value is greater than the Protected Amount at the end of the applicable term, no additional amount will be added to the Contract Value. Given the limitations on subsequent purchase payments and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Work with your financial professional, see the individual rider descriptions after this section for complete information about each optional rider and its features and benefits.

You can find complete information about each rider and its key features and benefits below.

You may purchase an optional Rider on the Contract Date. In addition, if you purchase a Rider within 60 calendar days after the Contract Date, the Rider Effective Date will be that Contract Date. Your election to purchase an optional Rider must be received In Proper Form. You can find complete purchasing and eligibility information about each optional Rider in the Purchasing Your Rider subsection of each Rider.

Distributions made due to a request for partial annuitization, divorce instructions or under Code Section 72(t)/72(q) (substantially equal periodic payments) are treated as withdrawals for Contract purposes and may adversely affect Rider benefits.

Taking a withdrawal before the end of the investment term may reduce your Rider benefit by an amount that is greater than the dollar amount of your withdrawal. Some broker/dealers may limit their clients from purchasing some living benefit riders based upon the client’s age or other factors. You should work with your financial professional to decide whether a living benefit rider is appropriate for you.

Taking a loan while an optional living benefit Rider is in effect will terminate your Rider. Work with your financial professional before taking a loan.

Work with your financial professional to review the riders available for purchase, how they function, how the riders differ from one another, and to understand all of the terms and conditions of a living benefit rider prior to purchase.

The living benefit riders have investment allocation requirements. By adding an optional living benefit rider to your Contract, you agree to the investment allocation requirements for the entire period that you own the rider . These requirements limit the Investment Options that are otherwise available to you under your Contract. You can find the requirements in the Living Benefit Investment Allocation Requirements section of the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT -- PROTECTED INVESTMENT BENEFIT RIDER INVESTMENT ALLOCATION REQUIREMENTS.

Multiple Rider Ownership

Only one guaranteed minimum accumulation benefit rider may be owned or in effect at the same time.

Rate Sheet Prospectus Supplement

A Rate Sheet Prospectus Supplement is currently used for Protected Investment Benefit Riders (5-Year and 7-Year Options). This supplement is a periodic supplement to the prospectus that discloses the Annual Charge Percentage and Protected Amount Percentages. You can obtain current percentage rates by calling your financial professional, visiting www.PacificLife.com, or by calling us at (800) 748-6907.

To receive the applicable percentages in a supplement, your application (or Regulation 60 paperwork if a replacement) must be signed on or after the date referenced in the supplement, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14-calendar days after the date you sign your application, and we must receive, In Proper Form, the initial Purchase Payment within 90-calendar days after the date you sign your application. Once the Rider is issued, your percentages will not change as long as you own the Rider.

Subject to meeting the timelines referenced in the applicable supplement, on the issue date, if the rates we are currently offering have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

●	If the Protected Amount Percentage increased, you will receive the higher percentages in effect on the issue date.

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Protected Amount Percentage decreased, or the Annual Charge Percentage increased, you will receive the Protected Amount Percentage and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated in the applicable supplement, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the rider specifications page you receive for your Contract, speak with your financial professional, or call us at (800) 748-6907 to confirm the percentages applicable to you. If you repurchase a Rider at the end of a term, you will receive the Rider features in effect on the Contract Anniversary Date. You can speak with your financial professional or call us at (800) 748-6907 to confirm the percentages applicable to you.

Protected Investment Benefit (5 Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

●	the age of any Owner and Annuitant on the date of purchase is 85 years or younger, and

●	the Rider Effective Date is at least 5 years before your selected Annuity Date, and

●	you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT -- PROTECTED INVESTMENT BENEFIT RIDER INVESTMENT ALLOCATION REQUIREMENTS.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 5-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Protected Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Amount. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value but will not increase the benefit provided. Additional Purchase Payments made after the first year of a term reduce the protections offered by the rider, and the larger the additional Purchase Payments, the greater the benefit is reduced. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)	is a percentage of the Contract Value at the start of the Term,

(b)	is a percentage of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal. A withdrawal may reduce the protected amount by an amount greater than the amount withdrawn from the Contract.

The Protected Amount Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For purposes of determining the Contract Value at the start of the Term if the Rider was purchased at Contract Date or within 60 days of Contract Date, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Amount but will increase the Contract Value.

If, on the last day of the Term; the Contract is annuitized; a death benefit becomes payable under the Contract; or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

●	the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, within 30 days from when the written notice was provided, to comply with the requirements to continue the Rider,

●	the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

●	when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

●	the date the Contract is terminated according to the provisions of the Contract,

●	the day a requested loan is processed,

●	the date a full surrender is made under the Contract, or

●	the Annuity Date.

If Protected Investment Benefit automatically terminates at the end of the Term, you may repurchase Protected Investment Benefit (5 or 7 Year Option), subject to availability and at the then current Annual Charge Percentage.

Protected Investment Benefit (7 Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

●	the age of any Owner and Annuitant on the date of purchase is 85 years or younger, and

●	the Rider Effective Date is at least 7 years before your selected Annuity Date, and

●	you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 7-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Protected Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Amount. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value but will not increase the benefit provided. Additional Purchase Payments made after the first year of a term reduce the protections offered by the rider, and the larger the additional Purchase Payments, the greater the benefit is reduced. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Amount is equal to (a) plus (b) minus (c) where:

(a)	is a percentage of the Contract Value at the start of the Term,

(b)	is a percentage of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal. A withdrawal may reduce the protected amount by an amount greater than the amount withdrawn from the Contract.

The Protected Amount Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Amount but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or earlier on:

●	the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

●	the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

●	when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

●	the date the Contract is terminated according to the provisions of the Contract,

●	the day a requested loan is processed,

●	the date a full surrender is made under the Contract, or

●	the Annuity Date.

If Protected Investment Benefit automatically terminates at the end of the Term, you may repurchase Protected Investment Benefit (5 or 7 Year Option), subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

Hypothetical sample calculations are in the APPENDIX: PROTECTED INVESTMENT BENEFIT SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

The Statutory Prospectus is amended to include the following:

LIVING BENEFIT RIDER INVESTMENT ALLOCATION REQUIREMENTS

Investment Allocation Requirements

At initial purchase and during the entire time that you own the Protected Benefit Rider, you must allocate your entire Contract Value to Investment Options we make available for these Riders. At initial purchase and during the entire time that you own an optional living benefit rider, you must allocate your entire Contract Value to Investment Options we make available for these Riders. You must allocate your Contract Value 100% among the allowable Investment Options. You may also use the DCA Plus program to transfer amounts to the Investment Options listed below.

Currently, the allowable Investment Options are as follows:

Allowable Investment Options

American Funds IS Asset Allocation Fund	Macquarie VIP Asset Strategy
American Funds IS Managed Risk Asset Allocation Fund	Janus Henderson Balanced Portfolio
BlackRock Global Allocation V.I. Fund	MFS Total Return Series
PSF Avantis Balanced Allocation Portfolio	Pacific Dynamix – Conservative Growth Portfolio
PSF ESG Diversified Portfolio Fidelity® VIP FundsManager 60% Portfolio	Pacific Dynamix – Growth Portfolio Pacific Dynamix – Moderate Growth Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio	Portfolio Optimization Conservative Portfolio Portfolio Optimization Growth Portfolio
Franklin Allocation VIP Fund	Portfolio Optimization Moderate-Conservative Portfolio
PSF Hedged Equity Portfolio	Portfolio Optimization Moderate Portfolio
Invesco V.I. Balanced-Risk Allocation Fund

You may transfer your entire Contract Value between allowable Investment Options, subject to certain transfer limitations and availability. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions. Keep in mind that you must allocate your entire Contract Value among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your rider may terminate.

We reserve the right to add or remove allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these riders (for example, changes in an underlying portfolio’s investment objective and principal investment strategies, or changes in general market conditions). If you already invested in an allowable Investment Option, a change to an existing allowable Investment Option will not require you to reallocate or transfer the total amount of Contract Value allocated to an affected Investment Option, except when an underlying portfolio is liquidated by a determination of its Board of Directors or by a fund substitution. If a change is required that will result in a reallocation or transfer of an existing Investment Option, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the rider to terminate for failure to invest according to the investment allocation requirements. However, you will have 30 calendar days starting from the date of our written notice (“30 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the rider. If you take appropriate corrective action and continue the rider, the rider benefits and features available immediately before the terminating event will remain in effect.

Our right to add or remove allowable Investment Options, may limit the number of Investment Options that are available to you under your Contract in the future. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your financial professional if this Contract is appropriate for you given our right to make changes to the allowable Investment Options.

The Statutory Prospectus is amended to include the following:

APPENDIX: PROTECTED INVESTMENT BENEFIT

SAMPLE CALCULATIONS

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term affect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

The examples may not reflect the current Protected Amount Percentage. The Protected Amount Percentage and is disclosed in a Rate Sheet Prospectus Supplement applicable to your Contract.

Example #1 – Changes to the Protected Amount and Charge Base during the 5 Year Option

The values shown below are based on the following assumptions:

●	Initial Purchase Payment = $100,000

●	Rider Effective Date = Contract Date

●	A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

●	A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
1	$100,000		$100,000	$90,000	$100,000
Activity	$20,000		$127,000	$108,000	$120,000
2			$127,000	$108,000	$120,000
3			$63,500	$108,000	$120,000
Activity	$10,000		$77,945	$108,000	$120,000
4			$77,945	$108,000	$120,000
Activity		$10,000	$73,401	$95,051	$105,612
5			$73,401	$95,051	$105,612
Values at End of 5th Year			$78,539	$95,051	$105,612
Value after Additional Amount Applied			$95,051	$0		$16,512

The Protected Amount is equal to (a) + (b) – (c) as indicated below:

(a)	is 90% of the Contract Value at the start of the Term,

(b)	is 90% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Charge Base is equal to (a) + (b) – (c) as indicated below:

(a)	the Contract Value at the start of the Term,

(b)	the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Charge Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

●	Protected Amount = 90% of Initial Purchase Payment = 90% x $100,000 ($90,000 + 0 – 0 = $90,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Amount will be increased by $18,000 (90% of the $20,000 Purchase Payment) to $108,000. ($90,000 + $18,000 – 0 = $108,000). In addition, the Charge Base will increase by $20,000 to $120,000 ($100,000 + $20,000 = $120,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 5-Year Term). In addition, this Purchase Payment will not increase the Charge Base because it was not made during the first Contract Year (or first year of the 5-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Amount and the Charge Base on a pro rata basis and will result in a new Protected Amount and Charge Base.

For the Protected Amount, the pro rata adjustment is $12,949 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Amount prior to the withdrawal ($108,000 x 0.1199 = $12,949). The new Protected Amount (a) + (b) – (c) = $95,051 ($108,000 + 0 – $12,949 = $95,051).

For the Charge Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Charge Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Charge Base is $105,612 ($120,000 – $14,388 = $105,612).

At the end of Contract Year 5 (end of the 5-Year Term) the Contract Value ($78,539) is less than the Protected Amount ($95,051). Therefore, $16,512 ($95,051 – $78,539 = $16,512) is added to the Contract Value and the Rider terminates.

Example #2 – Changes to the Protected Amount and Charge Base during the 7 Year Option.

The values shown below are based on the following assumptions:

●	Initial Purchase Payment = $100,000

●	Rider Effective Date = Contract Date

●	A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

●	A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$100,000
Activity	$20,000		$127,000	$120,000	$120,000
2			$127,000	$120,000	$120,000

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
3			$63,500	$120,000	$120,000
Activity	$10,000		$77,945	$120,000	$120,000
4			$77,945	$120,000	$120,000
Activity		$10,000	$73,401	$105,612	$105,612
5			$73,401	$105,612	$105,612
6			$78,539	$105,612	$105,612
7			$73,041	$105,612	$105,612
Values at End of 7th Year			$74,639	$105,612	$105,612
Value after Protected Amount Applied			$105,612	$0		$30,973

The Protected Amount is equal to (a) + (b) – (c) as indicated below:

(a)	is 100% of the Contract Value at the start of the Term,

(b)	is 100% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Charge Base is equal to (a) + (b) – (c) as indicated below:

(a)	the Contract Value at the start of the Term,

(b)	the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Charge Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

●	Protected Amount = 100% of Initial Purchase Payment = 100% x $100,000 ($100,000 + 0 – 0 = $100,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Amount will be increased by $20,000 (100% of the $20,000 Purchase Payment) to $120,000. ($100,000 + $20,000 – 0 = $120,000) In addition, the Charge Base will increase by $20,000 to $120,000 ($100,000 + $20,000 = $120,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 7-Year Term). In addition, this Purchase Payment will not increase the Charge Base because it was not made during the first Contract Year (or first year of the 7-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Amount and the Charge Base on a pro rata basis and will result in a new Protected Amount and Charge Base.

For the Protected Amount, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Amount prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Amount (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

For the Charge Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Charge Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Charge Base is $105,612 ($120,000 – $14,388 = $105,612).

At the end of Contract Year 7 (end of the 7-Year Term) the Contract Value ($74,639) is less than the Protected Amount ($105,612). Therefore, $30,973 ($105,612 – $74,639 = $30,973) is added to the Contract Value and the Rider terminates.

Prospectus

(Included in Registrant’s Form N-4, File No. 333-261004 Accession No. 0001104659-24-049500 filed on April 19, 2024, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-261004 Accession No. 0001104659-24-049500 filed on April 19, 2024, and incorporated by reference herein.)

PART C: OTHER INFORMATION (Pacific Choice 2 NY)

Item 27. Financial Statements and Exhibits

(1)	Board of Directors Resolution

(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w1xay.htm

(2)	Custodial Agreements

Inapplicable

(3)	Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at
https://www.sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x3xa.htm

(b)

Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w3xby.htm

(4)	Contracts

(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2025); included in Registration Statement on Form N-4, File No. 333-250191, Accession No. 0001104659-21-017107 filed on February 10, 2021, and incorporated be reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921017107/a21-5483_1ex99d4a.htm

(1)

Contract Specifications (Form No.10-2025-CS); included in Registration Statement on Form N-4, File No. 333-250191, Accession No. 0001104659-21-017107 filed on February 10, 2021, and incorporated be reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921017107/a21-5483_1ex99d4a1.htm

(b)

Qualified Retirement Plan Rider (Form No. 20-2269); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxby.htm

(c)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxcy.htm

(d)

Individual Retirement Annuity Rider (Form No. 20-2266); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at

http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxdy.htm

(e)

Roth Individual Retirement Annuity Rider (Form No. 20-2267); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxey.htm

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); included in Registration Statement on Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000803/a30074a1exv99wx4yxfy.htm

(g)

DCA Plus Fixed Option Rider (Form No. 20-2219); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311063393/a59353n4exv99w4xly.htm

(h)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 5-Year, 10%) (Form No. 20-2356-A); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d4h.htm

(i)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 7-Year, 10%) (Form No. 20-2357-A); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d4i.htm

(j)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 7-Year, 15%) (Form No. 20-2358-A); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
 https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d4j.htm

(k)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year, 10%) (Form No. 20-2359-A); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
 https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d4j.htm

(l)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year, 15%) (Form No. 20-2360-A); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d4l.htm

(m)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year, 20%) (Form No. 20-2361-A); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
 https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d4m.htm

(n)

Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (5 Year Option)) (Form No. 20-2354); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-19-035851 filed on June 17, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465919035851/a19-11225_1ex99d4s.htm

(o)

Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (7 Year Option)) (Form No. 20-2355); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617 filed on

February 15, 2024, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x4xtx1.htm

(5)	Applications

(a)

Variable Annuity Application (Form No. 25-2352); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at
https://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/a22-28534_1ex99d5a.htm

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Articles of Redomestication of PM Group Life; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xay.htm

(b)

Amended and Restated Articles of Incorporation of PL&A; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xby.htm

(c)

By-laws of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xcy.htm

(7)	Reinsurance Contracts

Inapplicable

(8)	Participation Agreements

(a)

Administrative Services Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w8xby.htm

(b)

Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000248/a03610a1exv99w8xfy.htm

(c)

BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement and the First and Second Amendments to the Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxfy.htm

(1)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xfyx1y.htm

(2)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399546/d609127dex998d4.htm

(3)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998f5.htm

(4)

Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465919022579/a19-6029_1ex99d8dd6.htm

(d)

Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xe.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xex1.htm

(2)

Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xex2.htm

(3)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998e3.htm

(4)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998e4.htm

(e)

BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement and First Amendment to the Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xg.htm

(1)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(2)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i3.htm

(3)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998g4.htm

(f)

Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xh.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xhx1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998h4.htm

(5)

Fifth Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8g5.htm

(6)

Sixth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8n6.htm

(7)

Seventh Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8f7.htm

(8)

Eight Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4, File No. File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx8.htm

(g)

AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xi.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xkyx1y.htm

(h)

Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xj.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dj1.htm

(i)

Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xk.htm

(j)

GE Investments Funds, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xl.htm

(1)

Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xlx1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n3.htm

(k)

GE Investment Distributors, Inc. Fund Marketing and Investor Service Agreement (Amended and Restated); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xm.htm

(l)	Van Kampen Life Investment Trust Participation Agreement; included in Registrant’s Form N-4, File No.

333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xn.htm

(m)

Van Kampen Funds, Inc. Shareholder Service Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xo.htm

(n)

Van Kampen Asset Management Administrative Services Letter Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xp.htm

(o)

GE Investments Funds, Inc. Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xq.htm

(1)

First Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xsyx1y.htm

(2)

Second Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998s2.htm

(p)

PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xr.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xrx1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xrx2.htm

(q)

Allianz Global Investors Distributors LLC Selling Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found a
sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xs.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at
http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8ds1.htm

(r)

PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xt.htm

(1)

First Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998v1.htm

(2)

Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998t2.htm

(3)

Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at
http://www.sec.gov/Archives/edgar/data/1074486/000110465918025555/a18-8150_1ex99d8dt3.htm

(s)

MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at
sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xu.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xux1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311038243/a57715bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998u3.htm

(t)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xxy.htm

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998v2.htm

(3)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dv3.htm

(u)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xw.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8w3.htm

(4)

Fourth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8o4.htm

(v)

Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xy.htm

(1)

Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xzyx1y.htm

(w)

Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xaay.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998y1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998aa2.htm

(x)

Administrative Services Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at

sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xz.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998z1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998ee2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998bb3.htm

(y)

Support Agreement with First Trust Advisors L.P.; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xaa.htm

(1)

First Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998aa1.htm

(2)

Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998cc2.htm

(z)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-12-006364, filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006364/a59722bexv99w8xbby.htm

(aa)

Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-12-006364, filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006364/a59722bexv99w8xccy.htm

(bb)

Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 0000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(cc)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 0000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ee1.htm

(dd)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ff1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ff2.htm

(ee)

Distribution and Shareholder Service Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dgg1.htm

(ff)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(gg)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xxy.htm

(hh)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xyy.htm

(ii)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xzy.htm

(jj)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ll.htm

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ll1.htm

(kk)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998nn1.htm

(ll)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399546/d609127dex998nn.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998nn1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998nn2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998nn3.htm

(4)

Fourth Amendment to Fund Participation and Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8kk4.htm

(5)

Fifth Amendment to Fund Participation and Service Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8u5.htm

(mm)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399546/d609127dex998oo.htm

(nn)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998pp.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dpp1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dpp2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075048/a18-41643_1ex99dpp3.htm

(4)

Fourth Amendment to the Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-21-054355 filed on April 23, 2021, and incorporated by reference herein. This exhibit can be found at
https://www.sec.gov/Archives/edgar/data/935823/000110465921054355/a21-3291_1ex99d8doo4.htm

(oo)

Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998qq.htm

(pp)

Fund Participation Agreement with JPMorgan Insurance Trust; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000582/a09440a2exv99w8xdy.htm

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998rr1.htm

(qq)

Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ss.htm

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ss1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ss2.htm

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at

http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998tt3.htm

(rr)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998tt.htm

(ss)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998qq.htm

(tt)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 00000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dvv2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8vv3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8vv4.htm

(5)

Fifth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8z5.htm

(uu)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 00000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q1.htm

	(2)	Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998q3.htm

(4)

Fourth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8ww4.htm

(5)

Fifth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8ww5.htm

(6)

Sixth Amendment to Service Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8aa6.htm

(vv)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998rr1.htm

(ww)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xssy.htm

(xx)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998yy.htm

(yy)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998vv.htm

(zz)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998uu1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998bbb2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dbbb3.htm

(aaa)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998ccc.htm

(bbb)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dddd.htm

(ccc)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8deee.htm

(ddd)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dfff.htm

(eee)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dggg.htm

(fff)

Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075048/a18-41643_1ex99dhhh.htm

(ggg)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075048/a18-41643_1ex99diii.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-21-137793 filed on November 12, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921137793/a21-32394_1ex99d11.htm

(12)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

(13)	Omitted Financial Statements

Inapplicable

(14)	Initial Capital Agreements

Inapplicable

(15)

Powers of Attorney; included in Registrant’s Form N-4, File No. 333-261004, Accession No.0001104659-24-049500, filed on April 19, 2024, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465924049500/tm249316d2_ex99-x15.htm

(16)	Form of Initial Summary Prospectus

EX-101.SCH XBRL TAXONOMY EXTENSION SCHEMA
EX-101.DEF XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB XBRL TAXONOMY EXTENSION LABEL LINKBASE
EX-101.PRE XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
Darryl D. Button	Director, Chairman, President, Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Jason Orlandi	Director, Executive Vice President and General Counsel
Dawn M. Behnke	Executive Vice President
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Joshua D Scott	Senior Vice President, Capital and Business Insights

Starla C. Yamauchi	Vice President and Secretary

Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 30. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Inapplicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

Additional Representations

The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 13th day of September, 2024.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE & ANNUITY COMPANY

By:
Darryl D. Button*
Director, Chairman, President, Chief Executive Officer

PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

Darryl D. Button *

Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

		Director, Chairman, President, Chief Executive Officer	September 13, 2024

Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	September 13, 2024

Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	September 13, 2024

Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	September 13, 2024

Jason Orlandi*

		Assistant Vice President and Secretary	September 13, 2024

Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	September 13, 2024
Carol J. Krosky*

		Senior Vice President	September 13, 2024
Joshua D. Scott*

		Executive Vice President	September 13, 2024

Dawn M. Behnke*

		Senior Vice President and Treasurer	September 13, 2024
Craig W. Leslie*

*By:	/s/ ALISON RYAN		September 13, 2024

Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4 File No. 333-261004, Accession Number 0001104659-24-049500 filed on April 19, 2024, as Exhibit 15.)